Note 5 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
5.	Exploration and Evaluation Assets

	For the year ended
	November 30,
	2024	2023
	($)	($)

Balance at the beginning of year	56,815	56,788
Mineral rights and property acquired	99	-
Mineral property option payment	306	501
Impairment of exploration and evaluation assets	(74)	(1,809)
	57,146	55,480
Change in reclamation estimate	80	53
Foreign currency translation adjustments	(679)	1,282
Balance at the end of year	56,547	56,815

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2024	2023
	($)	($)
La Mina	15,731	14,926
Titiribi	12,560	12,161
Crucero	7,470	7,135
Yellowknife	7,143	7,061
Cachoeira	5,521	6,489
São Jorge	4,652	5,467
Yarumalito	1,736	1,685
Whistler	1,110	1,076
Surubim	227	354
Batistão	210	246
Montes Áureos and Trinta	159	187
Rea	28	28
Total	56,547	56,815

Almaden

On June 13, 2022, the Company and its subsidiary entered into an option agreement (the "Option Agreement") with NevGold and a subsidiary of NevGold, pursuant to which, among other things, it agreed to grant an option to acquire 100% of the Company's Almaden Project (now named Nutmeg Mountain) to a subsidiary of NevGold. Pursuant to the terms thereof, on July 4, 2022 (the "Option Agreement Closing Date"), the Company closed the grant of the option to NevGold's subsidiary for 4,444,444 common shares of NevGold ("NevGold Shares") with a fair value of $2,489. To exercise the option, NevGold was required to make additional payments totaling $6,000 to GoldMining's subsidiary between January 1, 2023 and January 1, 2024, which payments were satisfied by NevGold by issuing NevGold Shares.

On January 1, 2023 and July 13, 2023, pursuant to the Option Agreement, the Company received 3,658,536 and 4,109,589, respectively, common shares of NevGold with fair values of $1,134 and $1,562, respectively.

On January 18, 2024, pursuant to the Option Agreement, the Company received 10,000,000 common shares of NevGold with a fair value of $3,200. As the carrying value of the Almaden Project was $nil on the date of the receipt of the option payment, the Company recorded a recovery on receipt of mineral property option payment of $2,260 during the year ended November 30, 2024.

As a result, the Company completed the sale of the Almaden Project to a subsidiary of NevGold. The fair value of shares received to date pursuant to the Option Agreement are taxable in fiscal 2024, resulting in a current income tax expense of $1,925 being recognized in the year ended November 30, 2024. As at November 30, 2024, current income taxes payable related to the sale of the Almaden Project are $1,992.

In addition to the option payments made, NevGold is required to make success-based contingent payments totaling up to $7,500 to GoldMining, payable in cash or shares at the election of NevGold based on the following:

o	$500 on completion of a positive Preliminary Economic Assessment
o	$2,500 on completion of a positive Preliminary Feasibility Study
o	$4,500 on completion of a positive Feasibility Study

Surubim

The Company's Surubim Project consists of the Surubim and Rio Novo concessions located in Pará State, Brazil. During the year ended November 30, 2023, the Company continued efforts to negotiate an extension for its Rio Novo concessions under the Jarbas Agreement, however, was unable to come to acceptable terms and provided the property vendor with a notice of termination. As a result, the Company wrote-off exploration and evaluation assets associated with the Rio Novo concessions in the amount of $1,809 during the year ended November 30, 2023. Additionally, the Company wrote-off exploration and evaluation assets associated with certain Surubim concessions which were renounced in the amount of $74 during the year ended November 30, 2024.

Exploration Expenses

Exploration expenditures on a project basis for the periods indicated are as follows:

	For the year ended
	November 30,
	2024	2023
	($)	($)
Whistler	8,008	6,828
São Jorge	1,096	439
Titiribi	371	247
Crucero	304	195
Yarumalito	291	261
La Mina	166	529
Rea	120	70
Yellowknife	84	91
Cachoeira	22	48
Other Exploration Expenses	-	2
Total	10,462	8,710